SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock subject to possible redemption

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,646,673)
Proceeds allocated to Public Warrants	(4,427,500)
Plus:
Remeasurement of carrying value to redemption value	7,799,173

Common stock subject to possible redemption, December 31, 2021	116,725,000

Less:
Redemption of 9,121,751 shares	(93,419,442)
Extension payment	(135,440)
Plus:
Remeasurement of carrying value to redemption value	1,152,044

Common stock subject to possible redemption, December 31, 2022	$24,322,162

Schedule of calculation of basic and diluted net loss per common share

The following tables reflect the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2022		2021
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	common stock	common stock	common stock	common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(137,936)	$(40,282)	$(247,320)	$(155,222)
Denominator:
Basic and diluted weighted average shares outstanding	11,425,027	3,336,500	4,505,479	2,827,725
Basic and diluted net loss per common share	$(0.01)	$(0.01)	$(0.05)	$(0.05)